Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage (in Dollars)	$ 250,000	$ 250,000
warrants issued	9,195,000	9,195,000
Deferred tax assets (in Dollars)	$ 1,042,000	$ 898,000
Diluted loss per share	9,195,000	9,195,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net proceed (in Dollars)	$ 58,700,000
warrants issued	3,445,000	3,445,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
warrants issued	5,750,000	5,750,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares subject to possible redemption	4,508,659	3,464,860